Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	PIMCO ETF Trust
CIK	dei_EntityCentralIndexKey	0001450011
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 28, 2021
Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A